STEINROE VARIABLE INVESTMENT TRUST
                                      Liberty Money Market Fund, Variable Series
                                Liberty Federal Securities Fund, Variable Series
                                  Liberty Asset Allocation Fund, Variable Series
                                    Stein Roe Growth Stock Fund, Variable Series
                              Liberty Small Company Growth Fund, Variable Series

The Funds listed above are referred to collectively as the "Funds."

                             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL
                             INFORMATION DATED MAY 1, 2003 (Replacing
                             Supplements dated November 4, 2003 and March 19,
                             2004)

Each Fund's Statement of Additional Information is amended as follows:

1. Effective June 18, 2003, Salvatore Macera retired as a Trustee from the Board of Trustees/Managers.

2. At the June, 2003 Board of Trustees meeting the Trustees approved the following changes to the compensation for the Trustees:

         The Trustees serve as trustees of all open-end funds managed by Columbia Management Advisors, Inc. for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. The Chairman of the Board receives an annual retainer of $40,000.
All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and Committee chairs receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. The Audit Committee chair receives an annual retainer of $10,000 and receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

3. Each of the committees listed under the section Trustees and Trustees' Fees have had a change in the committee members. The following changes were effective October 8, 2003:

Audit Committee

         Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds.

Governance Committee

         Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds.

Advisory Fees & Expenses Committee

         Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds.

4. The paragraph Trading Oversight Committee under the section Trustees and Trustees' Fees under the caption More Facts about the Trust is replaced with the following:

Investment Oversight Committees

         Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed
                           (i.e., sub-advised), Municipal and Bank Loan.

         IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories:
                           Large Blend, Small Blend, Foreign Stock, Fixed Income
                           - Multi Sector, Fixed Income - Core and Young
                           Investor.

         IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

         IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

5. On October 7, 2003 the Board of Trustees/Managers of the Trusts elected Patrick J. Simpson and Richard L. Woolworth as new trustees of the Trusts.

6. The following table sets forth the compensation paid to Messrs. Simpson and Woolworth in their capacities as Trustees of the Columbia Board:

                                         Total Compensation from the Columbia Funds Complex Paid to the
  Trustee                                    Trustees for the Calendar Year Ended December 31, 2003
  -------                                    ------------------------------------------------------

  Patrick J. Simpson                                                $64,234
  Richard L. Woolworth                                               64,234

7. As of December 31, 2003, Messrs. Simpson and Woolworth did not own any shares of the Funds. Under the heading Share Ownership under the section Trustees and Trustees' Fees the column "Aggregate Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in Columbia Funds Complex" is revised as follows:

         The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (i) in each Fund and
(ii) in the funds in the Fund Complex:

                                         Aggregate Dollar Range of
                                       Equity Securities Owned in All
                                       Funds Overseen by Trustee in
          Name of Trustee                       Fund Complex

Disinterested Trustees
Patrick J. Simpson                            $50,001-$100,000
Richard L. Woolworth                           Over $100,000


8. The section describing the Trustees and Officers under the section Trustees and Officers is revised in its entirety as follows:

Trustees and Officers

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                       Number of
                                                                                      Portfolios
                                                                                        in Fund
     Name, Address        Position    Year First                                        Complex
        and Age           with        Elected or   Principal Occupation(s) During      Overseen           Other
        -------           -----                    -------------------------------                        -----
                          Funds       Appointed            Past Five Years            by Trustee    Directorships Held
                            -----                          ---------------            ----------    ------------------
                                      to Office(1)
                                      ----------

Disinterested Trustees
Douglas A. Hacker (Age     Trustee       1996      Executive Vice President -             119          Orbitz, Inc.
48)                                                Strategy of United Airlines                       (on-line travel
P.O. Box 66100                                     (airline) since December, 2002                        company)
Chicago, IL 60666                                  (formerly President of UAL
                                                   Loyalty Services (airline) from
                                                   September, 2001 to December,
                                                   2002; Executive Vice President
                                                   and Chief Financial Officer of
                                                   United Airlines from March,
                                                   1993 to September, 2001).

Janet Langford Kelly       Trustee       1996      Private Investor since March           119              None
(Age 45)                                           2004 (formerly Chief
9534 W. Gull Lake Drive                            Administrative Officer and
Richland, MI  49083-8530                           Senior Vice President, Kmart
                                                   Holding Corporation (consumer
                                                   goods) from September, 2003
                                                   to March, 2004; Executive
                                                   Vice President-Corporate
                                                   Development and
                                                   Administration, General
                                                   Counsel and Secretary,
                                                   Kellogg Company (food
                                                   manufacturer), from
                                                   September, 1999 to August,
                                                   2003; Senior Vice President,
                                                   Secretary and General
                                                   Counsel, Sara Lee Corporation
                                                   (branded, packaged,
                                                   consumer-products
                                                   manufacturer) from January,
                                                   1995 to September, 1999).

Richard W. Lowry (Age      Trustee       1995      Private Investor since August,        121(3)            None
67)                                                1987 (formerly Chairman and
10701 Charleston Drive                             Chief Executive Officer, U.S.
Vero Beach, FL 32963                               Plywood Corporation (building
                                                   products manufacturer)).



                                                                                       Number of
                                                                                      Portfolios
                                                                                        in Fund
     Name, Address        Position    Year First                                        Complex
        and Age           with        Elected or   Principal Occupation(s) During      Overseen           Other
        -------           -----                    -------------------------------                        -----
                          Funds       Appointed            Past Five Years            by Trustee    Directorships Held
                            -----                          ---------------            ----------    ------------------
                                      to Office(1)
                                      ----------

Charles R. Nelson (Age     Trustee       1981      Professor of Economics,                119              None
61)                                                University of Washington, since
Department of Economics                            January, 1976; Ford and Louisa
University of Washington                           Van Voorhis Professor of
Seattle, WA 98195                                  Political Economy, University
                                                   of Washington, since
                                                   September, 1993; Director,
                                                   Institute for Economic
                                                   Research, University of
                                                   Washington, since September,
                                                   2001; Adjunct Professor of
                                                   Statistics, University of
                                                   Washington, since September,
                                                   1980; Associate Editor,
                                                   Journal of Money Credit and
                                                   Banking, since September,
                                                   1993; consultant on
                                                   econometric and statistical
                                                   matters.


John J. Neuhauser (Age     Trustee       1985      Academic Vice President and          122(3,4)       Saucony, Inc.
60)                                                Dean of Faculties since August,                      (athletic
84 College Road                                    1999, Boston College (formerly                       footwear);
Chestnut Hill, MA                                  Dean, Boston College School of                    SkillSoft Corp.
02467-3838                                         Management from September, 1977                     (E-Learning)
                                                   to September, 1999).

Patrick J. Simpson (Age    Trustee       2000      Partner, Perkins Coie L.L.P.           119              None
58)                                                (law firm).
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (Age     Trustee       1998      Business Consultant since 1999         119              None
67)                                                (formerly Professor of Finance
2208 Tawny Woods Place                             from 1975 to 1999, College of
Boise, ID  83706                                   Business, Boise State
                                                   University); Chartered
                                                   Financial Analyst.


                                                                                       Number of
                                                                                      Portfolios
                                                                                        in Fund
     Name, Address        Position    Year First                                        Complex
        and Age           with        Elected or   Principal Occupation(s) During      Overseen           Other
        -------           -----                    -------------------------------                        -----
                          Funds       Appointed            Past Five Years            by Trustee    Directorships Held
                            -----                          ---------------            ----------    ------------------
                                      to Office1
                                      ----------

Thomas C. Theobald        Trustee        1996      Managing Director, William             119            Anixter
(Age 66)                  and                      Blair Capital Partners (private                    International
227 West Monroe Street,   Chairman                 equity investing) since                           (network support
Suite 3500                of the                   September, 1994.                                     equipment
Chicago, IL 60606           Board                                                                     distributor),
                                                                                                        Jones Lang
                                                                                                      LaSalle (real
                                                                                                    estate management
                                                                                                      services) and
                                                                                                     MONY Group (life
                                                                                                        insurance)

Anne-Lee Verville (Age     Trustee       1998      Author and speaker on                 120(4)      Chairman of the
58)                                                educational systems needs                             Board of
359 Stickney Hill Road                             (formerly General Manager,                       Directors, Enesco
Hopkinton, NH  03229                               Global Education Industry, IBM                      Group, Inc.
                                                   Corporation (computer and                            (designer,
                                                   technology) from 1994 to 1997).                     importer and
                                                                                                      distributor of
                                                                                                       giftware and
                                                                                                      collectibles)

Richard L. Woolworth       Trustee       1991      Retired since December 2003            119       NW Natural
(Age 62)                                           (formerly Chairman and Chief                     (natural gas
100 S.W. Market Street                             Executive Officer, The Regence                   service provider)
#1500                                              Group (regional health
Portland, OR 97207                                 insurer); Chairman and Chief
                                                   Executive Officer, BlueCross
                                                   BlueShield of Oregon; Certified
                                                   Public Accountant, Arthur Young
                                                   & Company)

Interested Trustees
William E. Mayer(2) (Age   Trustee       1994      Managing Partner, Park Avenue         121(3)      Lee Enterprises
63)                                                Equity Partners (private                         (print media), WR
399 Park Avenue                                    equity) since February, 1999                      Hambrecht + Co.
Suite 3204                                         (formerly Founding Partner,                          (financial
New York, NY 10022                                 Development Capital LLC from                     service provider)
                                                   November 1996 to February,                        and First Health
                                                   1999).                                              (healthcare)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds;
simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the
Advisor.


                                         Year First
      Name, Address         Position     Elected or
         and Age           with Funds    Appointed             Principal Occupation(s) During Past Five Years
         -------           ----------                          ----------------------------------------------
                                         to Office
                                            ------

Officers
J. Kevin Connaughton       President        2000      President of the Columbia Funds, Liberty
(Age 39)                     and                      Funds and Stein Roe Funds since March, 2004; Chief Financial
One Financial Center       Treasurer                  Officer of the Columbia Funds since January, 2003; Treasurer of the Columbia
Boston, MA 02111                                      Funds since October, 2003 and of the Liberty Funds, Stein Roe Funds and
                                                      All-Star Funds since December, 2000; Vice President of the Advisor since April, 2003 (formerly Controller of the Liberty Funds and
                                                      All-Star Funds from February, 1998 to October, 2000); Treasurer of the
                                                      Galaxy Funds since September, 2002; Treasurer, Columbia
                                                      Management Multi-Strategy Hedge Fund, LLC since December, 2002 (formerly
                                                      Vice President of Colonial from February, 1998 to October, 2000 and Senior
                                                      Tax Manager, Coopers & Lybrand, LLP from April, 1996 to January, 1998).

Vicki L. Benjamin (Age        Chief         2001      Controller of the Columbia Funds since July, 2003 and of the
42)                        Accounting                 Liberty Funds, Stein Roe Funds and All-Star Funds since May,
One Financial Center         Officer                  2002; Chief Accounting Officer of the Columbia Funds since
Boston, MA 02111               and                    July, 2003 and Liberty Funds, Stein Roe Funds and All-Star
                           Controller                 Funds since June, 2001; Controller and Chief
                                                      Accounting Officer of the Galaxy Funds since
                                                      September, 2002 (formerly Vice President, Corporate
                                                      Audit, State Street Bank and Trust Company from
                                                      May, 1998 to April, 2001; Audit Manager from July,
                                                      1994 to June, 1997; Senior Audit Manager from July,
                                                      1997 to May, 1998, Coopers & Lybrand, LLP).

David A. Rozenson (Age      Secretary       2003      Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds
49)                                                   and All-Star Funds since December, 2003; Senior Counsel, Fleet
One Financial Center                                  Boston Financial Corporation since January, 1996; Associate
Boston, MA 02111                                      General Counsel, Columbia Management Group since November,
                                                      2002.

                                                                 March 31, 2004